LONGBOARD MANAGED FUTURES STRATEGY
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2022

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 40.6%
	U.S. TREASURY BILLS — 40.6%
15,000,000	United States Treasury Bill(a) (Cost $14,937,244)	2.630	11/03/22	$ 14,931,258
	TOTAL INVESTMENTS - 40.6% (Cost $14,937,244)			$ 14,931,258
	OTHER ASSETS IN EXCESS OF LIABILITIES - 59.4%			21,809,303
	NET ASSETS - 100.0%			$ 36,740,561

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(b)	Value and Unrealized Appreciation (Depreciation)
2	Carbon Emissions Future(c)	12/19/2022	$ 160,767	$ 21,954
10	CBOT Corn Future(c)	12/14/2022	335,250	(22,000)
3	CBOT Rough Rice Future(c)	11/14/2022	107,040	1,920
3	CBOT Soybean Future(c)	11/14/2022	213,375	(21,375)
5	CBOT Soybean Oil Future(c)	12/14/2022	202,440	(30,870)
10	Euronext Milling Wheat Future(c)	12/12/2022	162,967	(203)
2	Euronext Rapeseed Future(c)	10/31/2022	61,922	(7,349)
1	ICE Brent Crude Oil Future(c)	09/30/2022	95,640	(3,960)
1	ICE WTI Crude Oil Futures Contract(c)	09/19/2022	89,550	(4,760)
3	LME Aluminum(c)	09/21/2022	177,356	(37,277)
2	LME Lead Future(c)	09/21/2022	97,713	(8,238)
2	LME Zinc(c)	09/21/2022	172,100	(20,770)
3	NYBOT CTN Frozen Concentrated Orange Juice A(c)	11/09/2022	83,408	8,640
1	NYMEX Henry Hub Natural Gas Futures(c)	10/27/2022	91,890	780
1	NYMEX Light Sweet Crude Oil Future(c)	09/20/2022	89,550	1,890
1	NYMEX Reformulated Gasoline Blendstock for Oxygen(c)	09/30/2022	102,094	(14,070)
16	White Sugar Future(c)	09/15/2022	440,640	14,930
	NET UNREALIZED DEPRECIATION FROM OPEN LONG FUTURES CONTRACTS			$ (120,758)

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(b)	Value and Unrealized Appreciation (Depreciation)
24	3 Month Euro Euribor Future	12/19/2022	$ 5,915,629	$ 110,634
5	CBOT $5 Mini Dow Jones Industrial Average e-CBOT	09/16/2022	788,300	(22,495)
8	CBOT 10 Year US Treasury Note	12/20/2022	935,248	1,127
12	CBOT 2 Year US Treasury Note Future	12/30/2022	2,499,936	2,252
11	CBOT 5 Year US Treasury Note	12/30/2022	1,219,020	863
5	CBOT US Long Bond Future	12/20/2022	679,220	(157)
12	CME 3 Month Eurodollar Future	12/18/2023	2,887,950	43,500
2	CME E-Mini NASDAQ 100 Index Future	09/16/2022	491,412	(38,352)
3	CME E-mini Russell 2000 Index Futures	09/16/2022	276,690	(19,305)
3	CME E-Mini Standard & Poor's 500 Index Future	09/16/2022	593,475	(27,225)

LONGBOARD MANAGED FUTURES STRATEGY
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(b)	Value and Unrealized Appreciation (Depreciation)
3	CME E-Mini Standard & Poor's MidCap 400 Index	09/16/2022	$ 729,090	$ (41,970)
3	CME Ultra Long Term US Treasury Bond Future	12/20/2022	448,500	(750)
3	COMEX Copper Future(c)	12/28/2022	263,888	9,937
8	COMEX Gold 100 Troy Ounces Future(c)	12/28/2022	1,380,960	(10,240)
5	COMEX Silver Future(c)	12/28/2022	447,050	55,350
6	Eurex 10 Year Euro BUND Future	09/08/2022	891,744	11,579
25	Eurex 2 Year Euro SCHATZ Future	09/08/2022	2,727,250	10,111
3	Eurex 30 Year Euro BUXL Future	09/08/2022	495,982	10,499
7	Eurex 5 Year Euro BOBL Future	09/08/2022	865,368	7,313
2	Eurex DAX Index Future	09/16/2022	645,189	27,549
15	Eurex EURO STOXX 50 Future	09/16/2022	530,333	(8,167)
5	Euro-BTP Italian Bond Futures	09/08/2022	600,191	13,430
6	FTSE/MIB Index Future	09/16/2022	649,900	19,405
4	HKG Hang Seng China Enterprises Index Future	09/29/2022	173,735	(25)
2	HKG Hang Seng Index Future	09/29/2022	252,576	165
6	ICE US mini MSCI EAFE Index Futures	09/16/2022	548,130	9,390
7	ICE US MSCI Emerging Markets EM Index Futures	09/16/2022	343,665	7,175
3	LME Aluminum(c)	09/21/2022	177,356	18,579
9	LME Lead Future(c)	09/19/2022	439,706	(8,636)
2	LME Tin Future(c)	09/19/2022	229,320	10,218
2	LME Zinc(c)	09/21/2022	172,100	(24,515)
6	Montreal Exchange 10 Year Canadian Bond Future	12/19/2022	569,151	3,877
39	Montreal Exchange 3 Month Canadian Bank Acceptance	12/19/2022	7,111,532	9,060
34	NYBOT CSC Cocoa Future(c)	12/14/2022	820,421	(13,940)
10	NYMEX Platinum Future(c)	10/27/2022	413,500	58,200
23	OML Stockholm OMXS30 Index Future	09/16/2022	414,014	27,780
6	SFE 10 Year Australian Bond Future	09/15/2022	492,477	(14,031)
18	SFE 3 Year Australian Bond Future	09/15/2022	1,326,585	(17,513)
25	SGX FTSE China A50 Futures Contract	09/29/2022	338,050	(1,025)
10	SGX MSCI Singapore Index Future	09/29/2022	206,537	502
	NET UNREALIZED APPRECIATION FROM OPEN SHORT FUTURES CONTRACTS			$ 220,149

	NET UNREALIZED APPRECIATION FROM OPEN SHORT FUTURES CONTRACTS			$ 99,391

(a)	Zero coupon bond.
(b)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.
(c)	All or a portion of this investment is a holding of the Longboard Fund Limited.

LONGBOARD MANAGED FUTURES STRATEGY
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022 (Unaudited) (Continued)

Forward Foreign Currency Exchange Contracts
						Unrealized
Foreign Currency		Settlement Date	Counterparty	Local Currency	U.S. Dollar Value	Appreciation/(Depreciation)
To Buy:	To Sell:
Brazilian Real	United States Dollars	09/21/2022	Jefferies	2,500,000	$ 478,411	$ (33,150)
Euro	United States Dollars	09/21/2022	Jefferies	625,000	628,570	(2,649)
Mexican Peso	United States Dollars	09/21/2022	Jefferies	30,500,000	1,508,430	(20,430)
New Zealand Dollar	United States Dollars	09/21/2022	Jefferies	1,000,000	611,818	(5,382)
Brazilian Real	United States Dollars	12/21/2022	Jefferies	2,300,000	430,921	(11,174)
					$ 3,658,150	$ (72,785)
To Sell:	To Buy:
Australian Dollar	United States Dollars	09/21/2022	Jefferies	2,100,000	$ 1,437,331	$ 62,720
Brazilian Real	United States Dollars	09/21/2022	Jefferies	2,500,000	478,411	12,266
British Pound	United States Dollars	09/21/2022	Jefferies	812,500	944,041	74,663
Canadian Dollar	United States Dollars	09/21/2022	Jefferies	2,800,000	2,131,482	29,379
Czech Koruna	United States Dollars	09/21/2022	Jefferies	18,834,400	770,405	29,595
Euro	United States Dollars	09/21/2022	Jefferies	1,125,000	1,131,427	72,379
Japanese Yen	United States Dollars	09/21/2022	Jefferies	87,500,000	630,855	25,953
New Zealand Dollar	United States Dollars	09/21/2022	Jefferies	2,000,000	1,223,636	56,364
Norwegian Krone	United States Dollars	09/21/2022	Jefferies	6,669,985	671,423	28,577
Polish Zloty	United States Dollars	09/21/2022	Jefferies	3,500,000	742,516	57,210
South African Rand	United States Dollars	09/21/2022	Jefferies	13,546,000	789,431	10,569
Swedish Krona	United States Dollars	09/21/2022	Jefferies	7,879,560	739,826	60,174
Swiss Franc	United States Dollars	09/21/2022	Jefferies	875,000	896,304	8,566
					$ 12,587,088	$ 528,415

Total						$ 455,630

Foreign Currency		Settlement Date	Counterparty	Local Currency Amount to Buy	Local Currency Amount to Sell	U.S. Dollar Market Value Buy	U.S. Dollar Market Value Sell	Unrealized Appreciation/(Depreciation)
To Buy:	To Sell:
Australian Dollar	British Pound	9/21/2022	Jefferies	2,198,750	1,250,000	1,504,920	(1,452,371)	$ 52,549
Australian Dollar	Japanese Yen	9/21/2022	Jefferies	1,200,000	114,000,000	821,332	(821,914)	(582)
British Pound	Japanese Yen	9/21/2022	Jefferies	750,000	125,250,000	871,423	(903,023)	(31,600)
Canadian Dollar	Australian Dollar	9/21/2022	Jefferies	2,522,520	2,800,000	1,920,253	(1,916,441)	3,812
Canadian Dollar	Japanese Yen	9/21/2022	Jefferies	800,000	84,408,000	608,995	(608,562)	433
Euro	Japanese Yen	9/21/2022	Jefferies	1,000,000	142,786,501	1,005,713	(1,029,458)	(23,745)
Swiss Franc	Japanese Yen	9/21/2022	Jefferies	750,000	102,916,875	768,260	(742,007)	26,253
Total				9,221,270	573,411,376	$ 7,500,896	$ 7,473,776	$ 27,120

NET UNREALIZED APPRECIATION ON FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS								$ 482,750